Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Nov. 30, 2015
Registrant Name	dei_EntityRegistrantName	Ultimus Managers Trust
CIK	dei_EntityCentralIndexKey	0001545440
Amendment	dei_AmendmentFlag	false
Creation Date	dei_DocumentCreationDate	Mar. 29, 2016
Effective Date	dei_DocumentEffectiveDate	Mar. 29, 2016
Prospectus Date	rr_ProspectusDate	Mar. 29, 2016
Galapagos Partners Select Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	RISK/RETURN SUMMARY
Investment objective:	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Investment objective	rr_ObjectivePrimaryTextBlock	The Galapagos Partners Select Equity Fund (the “Fund”) seeks capital appreciation.
Fees and expenses of the fund:	rr_ExpenseHeading	FEES AND EXPENSES
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Date Of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Mar. 31, 2017
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal period, the Fund’s portfolio turnover rate was 1,244% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	1244.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	“Total Annual Fund Operating Expenses” and “Total Annual Fund Operating Expenses After Fee Waivers and/or Expenses Reimbursement” will not correlate to the ratios of expenses to the average net assets in the Fund’s Financial Highlights, which reflect the operating expenses of the Fund and do not include “Acquired Fund Fees and Expenses.”
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, the operating expenses of the Fund remain the same and the contractual agreement to limit expenses remains in effect only until March 31, 2017. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective primarily by investing in equity securities of U.S. and foreign companies listed on U.S. stock exchanges. The Fund’s investments may include common stock, preferred stock, investments in foreign equity securities through U.S. stock exchange listed American Depositary Receipts (“ADRs”) and exchange-traded funds (“ETFs”).Under normal circumstances, the Fund will invest at least 80% of its net assets (including the amount of any borrowings for investment purposes) in U.S. and foreign equity securities listed on U.S. stock exchanges.

In selecting investments for the Fund, the Adviser considers companies that exhibit one of the following characteristics and meet the Adviser’s criterion for appreciation:

• companies that have insiders buying;

• companies that are spin-offs of operating divisions or subsidiaries of large companies;

• companies that have a shrinking float (i.e., a reduction in the number of publicly traded shares available for trading);

• companies that are deemed by the Adviser to be trading at an attractive valuation;

• companies that are deemed by the Adviser to have above average earnings or growth potential; or

• companies that are a target of shareholder activism.

The Adviser will continually evaluate the Fund’s portfolio, and will seek investments in companies that the Adviser determines to be the best prospects for capital appreciation. A security may be sold when the Adviser has identified a more attractive security, or the security no longer meets the Adviser’s criteria. The Adviser’s analysis typically uses a “bottom up” approach that focuses on the specific attributes of each company rather than the industry or sector in which the company operates or the state of the economy in general.

The Fund may invest in companies of any market capitalization. The Fund’s investments in foreign securities will primarily be in companies in developed countries. The Fund may engage in frequent and active trading of securities as part of its principal investment strategy.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock

As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund. The success of the Fund’s investment strategy depends largely upon the Adviser’s skill in selecting securities for purchase and sale by the Fund and there is no assurance that the Fund will achieve its investment objective. Because of the types of securities in which the Fund invests and the investment techniques the Adviser uses, the Fund is designed for investors who are investing for the long term. The Fund may not be appropriate for use as a complete investment program. The principal risks of an investment in the Fund are generally described below.

Stock Market Risk - The return on and value of an investment in the Fund will fluctuate in response to stock market movements. Stocks are subject to market risks, such as a rapid increase or decrease in a stock’s value or liquidity, fluctuations in price due to earnings, economic conditions and other factors beyond the control of the Adviser. A company’s share price may decline if a company does not perform as expected, if it is not well managed, if there is a decreased demand for its products or services, or during periods of economic uncertainty or stock market turbulence, among other conditions. In a declining stock market, stock prices for all companies (including those in the Fund’s portfolio) may decline, regardless of their long-term prospects. During periods of market volatility, stock prices can change drastically, and you could lose money over short or long term periods.

Management Style Risk – The portfolio manager’s method of security selection may not be successful and the Fund may underperform relative to other mutual funds that employ similar investment strategies. In addition, the Adviser may select investments that fail to perform as anticipated. The ability of the Fund to meet its investment objective is directly related to the success of the Adviser’s investment process and there is no guarantee that the Adviser’s judgments about the attractiveness, value and potential appreciation of a particular investment for the Fund will be correct or produce the desired results.

Large-Capitalization Company Risk - Large-capitalization companies are generally more mature and may be unable to respond as quickly as smaller companies to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Small- and Mid-Capitalization Company Risk – Investments in small-cap and mid-cap companies often involve higher risks than large-cap companies because these companies may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. Therefore, the securities of small- and mid-cap companies may be more susceptible to market downturns and other events, and their prices may be subject to greater price fluctuation. In addition, the securities of small- and mid-cap companies may trade less frequently and carry less volume than those of larger companies. Because small- and mid-cap companies normally have fewer shares outstanding than larger companies, it may be difficult to buy or sell significant amounts of such shares without an unfavorable impact on prevailing prices. Small-cap and mid-cap companies are typically subject to greater changes in earnings and business prospects than larger, more established companies and also may not be widely followed by investors, which can lower the demand for their stock.

Foreign Securities Risk – Investments in foreign securities involve risks that may be different from those of U.S. securities. Foreign securities may not be subject to uniform audit, financial reporting, or disclosure standards, practices, or requirements comparable to those found in the United States. Foreign securities are also subject to the risk of adverse changes in investment or exchange control regulations or currency exchange rates, expropriation or confiscatory taxation, limitations on the removal of funds or other assets, political or social instability and nationalization of companies or industries. In addition, the dividend and interest payable on certain of the Fund’s foreign securities may be subject to foreign withholding taxes. Foreign securities also involve currency risk, which is the risk that the value of a foreign security will decrease due to changes in the relative value of the U.S. dollar and the security’s underlying foreign currency. ADRs investing in foreign securities are subject to risks similar to those associated with direct investments in foreign securities.

ETF Risk - Investments in ETFs are subject to the risk that the market price of an ETF’s shares may differ from its net asset value (“NAV ”). This difference in price may be due to the fact that the supply and demand in the market for ETF shares at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Accordingly, there may be times when an ETF trades at a premium (creating the risk that the Fund pays more than NAV for an ETF when making a purchase) or discount (creating the risks that the Fund’s NAV is reduced for undervalued ETFs it holds, and that the Fund receives less than NAV when selling an ETF). Investments in index-based ETFs are also subject to the risk that the ETF may not be able to replicate exactly the performance of the indices it tracks because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the index-based ETFs in which the Fund invests may incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by index-based ETFs may, from time to time, temporarily be unavailable, which may further impede the ETFs’ ability to track their applicable indices or match their performance. To the extent that the Fund invests in ETFs, the Fund would bear its pro-rata portion of such ETF’s advisory fees and operational expenses.

New Fund Risk - The Fund was formed in 2014 and has a limited operating history. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy.

Portfolio Turnover Risk. Frequent and active trading may result in greater expenses to the Fund, which may lower the Fund’s performance and may result in the realization of substantial capital gains, including net short-term capital gains. Therefore, high portfolio turnover may reduce the Fund’s returns.

May Lose Money	rr_RiskLoseMoney	As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE SUMMARY
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for one year and since inception compared with those of a broad-based securities market index. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available by calling 1-800-592-7722.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for one year and since inception compared with those of a broad-based securities market index.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	1-800-592-7722
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Returns
Bar Chart, Closing	rr_BarChartClosingTextBlock

The Fund’s year-to-date return through December 31, 2015 is -8.06.

Quarterly Returns During This Time Period

Highest:	3.68% (quarter ended June 30, 2015 )
Lowest:	-10.94% (quarter ended September 30, 2015 )

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Dec. 31, 2015
Year to Date Return	rr_BarChartYearToDateReturn	(8.06%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest:
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2015
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.68%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest:
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(10.94%)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as a 401(k) plan or an individual retirement account (IRA).
Performance Table Explains why after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.
Performance Table Closing	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown above. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as a 401(k) plan or an individual retirement account (IRA). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.

Galapagos Partners Select Equity Fund | Galapagos Partners Select Equity Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GPSIX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	5.57%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.08%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	6.90%
Less Management Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(5.32%)	[2]
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.58%	[1]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 161
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	1,561
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	2,908
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	$ 6,059
2015	rr_AnnualReturn2015	(8.06%)
1 Year	rr_AverageAnnualReturnYear01	(8.06%)
Since Inception	rr_AverageAnnualReturnSinceInception	(8.68%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 30, 2014
Galapagos Partners Select Equity Fund | Return After Taxes on Distributions | Galapagos Partners Select Equity Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(8.06%)
Since Inception	rr_AverageAnnualReturnSinceInception	(8.68%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 30, 2014
Galapagos Partners Select Equity Fund | Return After Taxes on Distributions and Sale of Fund Shares | Galapagos Partners Select Equity Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.56%)
Since Inception	rr_AverageAnnualReturnSinceInception	(6.61%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 30, 2014
Galapagos Partners Select Equity Fund | Russell 3000® Total Return Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.48%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.50%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 30, 2014
Lyrical U.S. Value Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	RISK/RETURN SUMMARY: LYRICAL U.S. VALUE EQUITY FUND
Investment objective:	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Investment objective	rr_ObjectivePrimaryTextBlock	The Lyrical U.S. Value Equity Fund (the “Value Equity Fund”) seeks to achieve long-term capital growth.
Fees and expenses of the fund:	rr_ExpenseHeading	FEES AND EXPENSES
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Value Equity Fund.
Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Date Of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Mar. 31, 2017
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Value Equity Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Value Equity Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year , the Value Equity Fund's portfolio turnover rate was 21 % of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	21.00%
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Value Equity Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Value Equity Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, the operating expenses of the Value Equity Fund remain the same and the contractual agreement to limit expenses remains in effect only until March 31, 2017. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Value Equity Fund seeks to achieve its investment objective by investing principally in a diversified portfolio of common stock of mid-capitalization and large-capitalization companies with low valuations relative to their long-term normalized earnings (i.e. projected earnings adjusted to smooth out cyclical effects in the economy).

Under normal circumstances, the Value Equity Fund will invest at least 80% of its net assets plus the amount of any borrowings for investment purposes in common stocks traded on a United States securities exchange. The Adviser defines mid-capitalization companies as companies with a total market capitalization of between $2 and $10 billion at the time of purchase and large-capitalization companies as companies with a total market capitalization of greater than $10 billion at the time of purchase.

The Adviser generates an initial pool of potential undervalued investment candidates from among the top 1,000 companies traded in the U.S (ranked by capitalization) by using a proprietary screening process that looks at historical earnings and estimated future earnings to estimate a fair price for the stock of a company. Each investment candidate then goes through an extensive fundamental research process that has two objectives. First, the Adviser seeks to develop an in-depth understanding of the company’s business, including, without limitation, drivers of growth and profitability, position relative to competitors and competitive advantages, position and leverage with customers and suppliers, historical and potential business threats and opportunities, and management style, objectives and incentives. This process may include, without limitation, financial statements analysis, study of competitors, customers and suppliers, discussions with company management, review of past earnings calls and investor presentations, and some use of sell-side research. Second, the Adviser seeks to understand why the stock of the investment candidate may be undervalued, to determine if the factors depressing the value of the stock are temporary or permanent. The Adviser seeks to make that determination by applying an in-depth understanding of the business and, as necessary, performing additional analysis specific to each company.

At the conclusion of the research/due diligence process, the Adviser seeks to include in the Value Equity Fund’s portfolio the stocks of companies that the Adviser believes are undervalued, the undervaluation to be temporary, the underlying business to have sufficient quality and durability, and the estimated discount in the stock price to be large enough to compensate for the risks of the investment.

The Adviser sets a target price for each stock in the portfolio that is updated periodically, and when a stock reaches or exceeds its target price, the Adviser’s strategy typically requires that the stock be sold. A stock position may also be sold when the Adviser believes other investment opportunities are more attractive or that the stock is unlikely to benefit from current business, market or economic conditions.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock

As with any mutual fund investment, there is a risk that you could lose money by investing in the Value Equity Fund. The success of the Value Equity Fund’s investment strategy depends largely upon the Adviser’s skill in selecting securities for purchase and sale by the Fund and there is no assurance that the Fund will achieve its investment objective. Because of the types of securities in which the Fund invests and the investment techniques the Adviser uses, the Value Equity Fund is designed for investors who are investing for the long term. The Value Equity Fund may not be appropriate for use as a complete investment program. The principal risks of an investment in the Value Equity Fund are generally described below.

Stock Market Risk. The return on and value of an investment in the Value Equity Fund will fluctuate in response to stock market movements. Stocks are subject to market risks, such as a rapid increase or decrease in a stock’s value or liquidity, fluctuations in price due to earnings, economic conditions and other factors beyond the control of the Adviser. A company’s share price may decline if a company does not perform as expected, if it is not well managed, if there is a decreased demand for its products or services, or during periods of economic uncertainty or stock market turbulence, among other conditions. In a declining stock market, stock prices for all companies (including those in the Value Equity Fund’s portfolio) may decline, regardless of their long-term prospects. During periods of market volatility, stock prices can change drastically, and you could lose money over short or long term periods.

Large-Capitalization Company Risk. Large-capitalization companies are generally more mature and may be unable to respond as quickly as smaller companies to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Mid-Capitalization Company Risk. Investments in mid-capitalization companies often involve higher risks than large-cap companies because these companies may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. Therefore, the securities of mid-capitalization companies may be more susceptible to market downturns and other events, and their prices may be subject to greater price fluctuations. In addition, in many instances, the securities of mid-capitalization companies are traded only over-the-counter or on a regional securities exchange, and the frequency and volume of their trading is less than is typical of larger companies. Because mid-cap companies normally have fewer shares outstanding than larger companies, it may be more difficult to buy or sell significant amounts of such shares without an unfavorable impact on prevailing prices. Mid-capitalization companies are typically subject to greater changes in earnings and business prospects than larger, more established companies and also may not be widely followed by investors, which can lower the demand for their stock.

Management Style Risk. The portfolio manager’s method of security selection may not be successful and the Value Equity Fund may underperform relative to other mutual funds that employ similar investment strategies. In addition, the Adviser may select investments that fail to perform as anticipated. The ability of the Value Equity Fund to meet its investment objective is directly related to the success of the Adviser’s investment process and there is no guarantee that the Adviser’s judgments about the attractiveness, value and potential appreciation of a particular investment for the Fund will be correct or produce the desired results.

Value Stock Risk. Investments in value stocks present the risk that a stock may decline in value or never reach the value the Adviser believes is its full market value, either because the market fails to recognize what the Adviser considers to be the company’s true business value or because the Adviser’s assessment of the company’s prospects was not correct. Issuers of value stocks may have experienced adverse business developments or may be subject to special risks that have caused the stock to be out of favor. In addition, the Value Equity Fund’s value investment style may go out of favor with investors, negatively affecting the Fund’s performance.

May Lose Money	rr_RiskLoseMoney	As with any mutual fund investment, there is a risk that you could lose money by investing in the Value Equity Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE SUMMARY
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The bar chart and table that follow provide some indication of the risks of investing in the Value Equity Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for one year and since inception compare with those of a broad-based securities market index. How the Value Equity Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available by calling 1-888-884-8099 or by visiting the Value Equity Fund’s website at www.lyrical valuefunds .com.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow provide some indication of the risks of investing in the Value Equity Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for one year and since inception compare with those of a broad-based securities market index.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	1-888-884-8099
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.lyricalvaluefunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	How the Value Equity Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Institutional Class Shares – Annual Total Return Years Ended December 31
Bar Chart, Closing	rr_BarChartClosingTextBlock

The Value Equity Fund’s year-to-date return through December 31, 2015 is -6.45%.

Quarterly Returns During This Time Period

Highest:	7.06% (quarter ended December 31, 2014 )
Lowest:	-9.49% (quarter ended September 30, 2015 )

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Dec. 31, 2015
Year to Date Return	rr_BarChartYearToDateReturn	(6.45%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest:
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2014
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.06%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest:
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(9.49%)
Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended December 31, 201 5 )
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rated and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as a 401(k) plan or an individual retirement account (IRA).
One Class of After-Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown for only one class of Value Equity Fund shares and the after-tax returns for the other class of Value Equity Fund shares will vary.
Performance Table Closing	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the highest historical individual federal marginal income tax rated and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown above. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as a 401(k) plan or an individual retirement account (IRA). The after-tax returns are shown for only one class of Value Equity Fund shares and the after-tax returns for the other class of Value Equity Fund shares will vary.

Lyrical U.S. Value Equity Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LYRBX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.22%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.72%
Less Management Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[3]
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.70%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 173
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	538
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	930
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	$ 2,027
Lyrical U.S. Value Equity Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LYRIX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.17%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.42%
Less Management Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[3]
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.42%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 145
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	449
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	776
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	$ 1,702
2015	rr_AnnualReturn2015	(6.45%)
1 Year	rr_AverageAnnualReturnYear01	(6.45%)
Since Inception	rr_AverageAnnualReturnSinceInception	16.68%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 04, 2013
Lyrical U.S. Value Equity Fund | Return After Taxes on Distributions | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(7.03%)
Since Inception	rr_AverageAnnualReturnSinceInception	16.02%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 04, 2013
Lyrical U.S. Value Equity Fund | Return After Taxes on Distributions and Sale of Fund Shares | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.14%)
Since Inception	rr_AverageAnnualReturnSinceInception	13.02%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 04, 2013
Lyrical U.S. Value Equity Fund | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.38%
Since Inception	rr_AverageAnnualReturnSinceInception	13.73%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 04, 2013
Lyrical U.S. Hedged Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	RISK/RETURN SUMMARY: LYRICAL U.S. HEDGED VALUE FUND
Investment objective:	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Investment objective	rr_ObjectivePrimaryTextBlock	The Lyrical U.S. Hedged Value Fund (the “Hedged Value Fund”) seeks to achieve long-term capital growth.
Fees and expenses of the fund:	rr_ExpenseHeading	FEES AND EXPENSES
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Hedged Value Fund.
Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Date Of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Mar. 31, 2017
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Hedged Value Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Hedged Value Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Hedged Value Fund’s performance. During the most recent fiscal year , the Hedged Value Fund’s portfolio turnover rate was 7 % of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	7.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	“Total Annual Fund Operating Expenses” and “Total Annual Fund Operating Expenses After Fee Waivers and/or Expenses Reimbursement” will not correlate to the ratios of expenses to the average net assets in the Fund’s Financial Highlights, which reflect the operating expenses of the Fund and do not include “Acquired Fund Fees and Expenses.”
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Hedged Value Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Hedged Value Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, the operating expenses of the Hedged Value Fund remain the same and the contractual agreement to limit expenses remains in effect only until March 31, 2017. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Hedged Value Fund pursues its investment objective by investing under normal circumstances in liquid long and short equity positions in an attempt to benefit from rising markets and hedge against falling markets. The Hedged Value Fund considers liquid equity securities to be those securities which can be sold or disposed of in the ordinary course of business within seven days at approximately the value ascribed by the Fund and are the opposite of “illiquid securities.” When the Hedged Value Fund takes a long position in a security, it purchases the security outright. When the Hedged Value Fund takes a short position, it sells a security it does not own at the current market price by borrowing the security. The Hedged Value Fund then hopes to be able to replace the borrowed security by purchasing the security later at a price lower than the price at which it sold the security short. Under normal circumstances, the Hedged Value Fund will invest at least 80% of its net assets plus the amount of any borrowings for investment purposes in common stocks traded on a United States securities exchange.

The Hedged Value Fund’s long positions will principally consist of a diversified portfolio of common stocks of mid-capitalization and large-capitalization companies with low valuations relative to their long-term normalized earnings (i.e. projected earnings adjusted to smooth out cyclical effects in the economy). The Adviser defines mid-capitalization companies as companies with a total market capitalization of between $2 and $10 billion at the time of purchase and large-capitalization companies as companies with a total market capitalization of greater than $10 billion at the time of purchase.

The Adviser generates an initial pool of potential undervalued investment candidates from among the top 1,000 companies traded in the U.S (ranked by capitalization) by using a proprietary screening process that looks at historical earnings and estimated future earnings to estimate a fair price for the stock of a company. Each investment candidate then goes through an extensive fundamental research process that has two objectives. First, the Adviser seeks to develop an in-depth understanding of the company’s business, including, without limitation, drivers of growth and profitability, position relative to competitors and competitive advantages, position and leverage with customers and suppliers, historical and potential business threats and opportunities, and management style, objectives and incentives. This process may include, without limitation, financial statements analysis, study of competitors, customers and suppliers, discussions with company management, review of past earnings calls and investor presentations, and some use of sell-side research. Second, the Adviser seeks to understand why the stock of the investment candidate may be undervalued, to determine if the factors depressing the value of the stock are temporary or permanent. The Adviser seeks to make that determination by applying an in-depth understanding of the business and, as necessary, performing additional analysis specific to each company.

At the conclusion of the research/due diligence process, the Adviser seeks to include in the Hedged Value Fund’s long portfolio the stocks of companies that the Adviser believes are undervalued, the undervaluation to be temporary, the underlying business to have sufficient quality and durability, and the estimated discount in the stock price to be large enough to compensate for the risks of the investment.

The Adviser sets a target price for each security in the Hedged Value Fund’s portfolio that is updated periodically, and when a security reaches or exceeds its target price, the Adviser’s strategy typically requires that the security be sold. A security position may also be sold when the Adviser believes other investment opportunities are more attractive or that the security is unlikely to benefit from current business, market or economic conditions if a long position or the company’s prospects have improved in the case of a short position.

The Hedged Value Fund will sell short securities to hedge market exposures from its long positions and/or to generate returns from shorting securities of companies the Adviser has identified as overvalued. The Hedged Value Fund’s short positions will generally consist of positions in broad market or sector-specific Exchange-Traded Funds (“ETFs”) (or other, similar instruments) and/or common stocks of mid-capitalization and large-capitalization companies.

In identifying any securities of individual companies to sell short, the Adviser will use the same screening process and the same general investment methodology described above with respect to long positions. In these instances, however, the Adviser will seek to identify overvalued securities that can be bought to cover when the stock price declines to or lower than its target price. A short position may also be bought to cover when the stock price reaches its target price or the Adviser believes that other short investment opportunities are more attractive or that the company’s prospects have improved.

It is expected that the Hedged Value Fund will generally maintain a net long exposure (i.e., the market value of the Fund’s long positions minus the market value of the Fund’s short positions) of at least 40% under normal market conditions.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock

As with any mutual fund investment, there is a risk that you could lose money by investing in the Hedged Value Fund. The success of the Hedged Value Fund’s investment strategy depends largely upon the Adviser’s skill in selecting securities for purchase and sale by the Fund and there is no assurance that the Fund will achieve its investment objective. Because of the types of securities in which the Hedged Value Fund invests and the investment techniques the Adviser uses, the Fund is designed for investors who are investing for the long term. The Hedged Value Fund may not be appropriate for use as a complete investment program. The principal risks of an investment in the Hedged Value Fund are generally described below.

Market Risk. Market risk refers to the risk that the value of securities in the Hedged Value Fund’s portfolio may decline due to daily fluctuations in the securities markets that are generally beyond the Adviser’s control, including fluctuations in interest rates, the quality of the Fund’s investments, economic conditions, and general equity market conditions. The value of the equity securities held in the Hedged Value Fund’s long portfolio may decline in price over short or extended periods of times, and such declines may occur because of declines in the equity market as a whole, or because of declines in a particular company, industry, or sector of the market. Conversely, the value of the Hedged Value Fund’s short portfolio may decline because of an increase in the equity market as a whole or because of increases in a particular company, industry or sector of the market.

Large-Capitalization Company Risk. Large-capitalization companies are generally more mature and may be unable to respond as quickly as smaller companies to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Mid-Capitalization Company Risk. Investments in mid-capitalization companies often involve higher risks than large-cap companies because these companies may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. Therefore, the securities of mid-capitalization companies may be more susceptible to market downturns and other events, and their prices may be subject to greater price fluctuations. In addition, in many instances, the securities of mid-capitalization companies are traded only over-the-counter or on a regional securities exchange, and the frequency and volume of their trading is less than is typical of larger companies. Because mid-cap companies normally have fewer shares outstanding than larger companies, it may be more difficult to buy or sell significant amounts of such shares without an unfavorable impact on prevailing prices. Mid-capitalization companies are typically subject to greater changes in earnings and business prospects than larger, more established companies and also may not be widely followed by investors, which can lower the demand for their stock.

Management Style Risk. The portfolio manager’s method of security selection may not be successful and the Hedged Value Fund may underperform relative to other mutual funds that employ similar investment strategies. In addition, the Adviser may select investments that fail to perform as anticipated. The ability of the Hedged Value Fund to meet its investment objective is directly related to the success of the Adviser’s investment process and there is no guarantee that the Adviser’s judgments about the attractiveness, value and potential appreciation of a particular investment for the Fund will be correct or produce the desired results.

Value Stock Risk. Investments in value stocks present the risk that a stock may decline in value or never reach the value the Adviser believes is its full market value, either because the market fails to recognize what the Adviser considers to be the company’s true business value or because the Adviser’s assessment of the company’s prospects was not correct. Issuers of value stocks may have experienced adverse business developments or may be subject to special risks that have caused the stock to be out of favor. In addition, the Hedged Value Fund’s value investment style may go out of favor with investors, negatively affecting the Fund’s performance.

Short Sales Risk. The Hedged Value Fund expects to sell securities short. The Hedged Value Fund will incur a loss as a result of a short sale if the price of the security sold short increases in value between the date of the short sale and the date on which the Fund purchases the security to replace the borrowed security. In addition, the lender of the borrowed security may request, or market conditions may dictate, that the securities sold short be returned to the lender on short notice, and, as a result, the Hedged Value Fund may have to buy the securities sold short at an unfavorable time and for an unfavorable price. If this occurs, the Hedged Value Fund’s investment may result in a loss. The Hedged Value Fund’s losses are potentially unlimited in a short sale transaction.

The Hedged Value Fund will incur increased transaction costs associated with selling securities short. When the Hedged Value Fund sells a stock short, it must maintain a segregated account with its custodian of cash or liquid securities equal to the current market value of the stock sold short, less any collateral deposited with the Fund’s broker (not including the proceeds from the short sale). The Hedged Value Fund is also required to pay the broker any dividends and/or interest that accrue during the period that the short sale remains open. To the extent that the Hedged Value Fund holds high levels of cash or cash equivalents for collateral needs, such cash or cash equivalents are not expected to generate material interest income in an environment of low overall interest rates, which may have an adverse effect on the Fund’s performance.

To the extent that the Hedged Value Fund invests the proceeds received from selling securities short, the Fund is engaging in a form of leverage. The use of leverage by the Hedged Value Fund may make any change in the Fund’s net asset value (“NAV”) greater than it would be without the use of leverage. Short sales are speculative transactions and involve special risks, including greater reliance on the Adviser’s ability to accurately anticipate the future value of a security.

ETF Risk. Investments in ETFs are subject to the risk that the market price of an ETF’s shares may differ from its NAV . This difference in price may be due to the fact that the supply and demand in the market for ETF shares at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Accordingly, there may be times when an ETF trades at a premium (creating the risk that the Hedged Value Fund pays more than NAV for an ETF when making a purchase) or discount (creating the risks that the Fund’s NAV is reduced for undervalued ETFs it holds, and that the Fund receives less than NAV when selling an ETF). Investments in ETFs are also subject to the risk that the ETF may not be able to replicate exactly the performance of the indices it tracks because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, an ETF in which the Hedged Value Fund invests may incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the ETF may, from time to time, temporarily be unavailable, which may further impede the ETF’s ability to track their applicable indices or match their performance. To the extent that the Hedged Value Fund invests in ETFs, there will be some duplication of expenses because the Fund would bear its pro-rata portion of such ETF’s advisory fees and operational expenses.

New Fund Risk. The Hedged Value Fund was formed in 2014 and has a limited operating history. Accordingly, investors in the Hedged Value Fund bear the risk that the Fund may not be successful in implementing its investment strategy.

May Lose Money	rr_RiskLoseMoney	As with any mutual fund investment, there is a risk that you could lose money by investing in the Hedged Value Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE SUMMARY
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The bar chart and table that follow provide some indication of the risks of investing in the Hedged Value Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for one year and since inception compare with those of a broad-based securities market index. How the Hedged Value Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available by calling 1-888-884-8099 or by visiting the Hedged Value Fund's website at www.lyricalvaluefunds.com/liquidalternative .

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow provide some indication of the risks of investing in the Hedged Value Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for one year and since inception compare with those of a broad-based securities market index.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	1-888-884-8099
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.lyricalvaluefunds.com/liquidalternative
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	How the Hedged Value Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Institutional Class Shares – Annual Total Return Years Ended December 31
Bar Chart, Closing	rr_BarChartClosingTextBlock

The Hedged Value Fund’s year-to-date return through December 31, 2015 is -6.58%.

Quarterly Returns During This Time Period

Highest:	1.31% (quarter ended March 31, 2015 )
Lowest:	-6.01% (quarter ended September 30, 2015 )

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Dec. 31, 2015
Year to Date Return	rr_BarChartYearToDateReturn	(6.58%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest:
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2015
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.31%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest:
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(6.01%)
Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended December 31, 2015)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rated and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as a 401(k) plan or an individual retirement account (IRA).
One Class of After-Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown for only one class of Hedged Value Fund shares and the after-tax returns for the other class of Hedged Value Fund shares will vary.
Performance Table Closing	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the highest historical individual federal marginal income tax rated and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown above. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as a 401(k) plan or an individual retirement account (IRA). The after-tax returns are shown for only one class of Hedged Value Fund shares and the after-tax returns for the other class of Hedged Value Fund shares will vary.

Lyrical U.S. Hedged Value Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LYRDX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	1.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Dividend expense on securities sold short	rr_Component1OtherExpensesOverAssets	0.89%
Brokerage expense on securities sold short	rr_Component2OtherExpensesOverAssets	0.52%
Other operating expenses	rr_Component3OtherExpensesOverAssets	12.28%
Other Expenses	rr_OtherExpensesOverAssets	13.69%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	15.50%
Less Management Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(12.08%)	[5]
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	3.42%	[4]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 345
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	3,172
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	5,436
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	$ 9,317
Lyrical U.S. Hedged Value Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LYRHX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	1.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Dividend expense on securities sold short	rr_Component1OtherExpensesOverAssets	0.89%
Brokerage expense on securities sold short	rr_Component2OtherExpensesOverAssets	0.52%
Other operating expenses	rr_Component3OtherExpensesOverAssets	11.80%
Other Expenses	rr_OtherExpensesOverAssets	13.21%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	14.77%
Less Management Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(11.60%)	[5]
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	3.17%	[4]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 320
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	3,041
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	5,257
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	$ 9,158
2015	rr_AnnualReturn2015	(6.58%)
1 Year	rr_AverageAnnualReturnYear01	(6.58%)
Since Inception	rr_AverageAnnualReturnSinceInception	(4.79%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 14, 2014
Lyrical U.S. Hedged Value Fund | Return After Taxes on Distributions | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(6.76%)
Since Inception	rr_AverageAnnualReturnSinceInception	(4.92%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 14, 2014
Lyrical U.S. Hedged Value Fund | Return After Taxes on Distributions and Sale of Fund Shares | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.57%)
Since Inception	rr_AverageAnnualReturnSinceInception	(3.64%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 14, 2014
Lyrical U.S. Hedged Value Fund | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.38%
Since Inception	rr_AverageAnnualReturnSinceInception	4.45%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 14, 2014
Ryan Labs Core Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	RISK/RETURN SUMMARY: RYAN LABS CORE BOND FUND
Investment objective:	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Investment objective	rr_ObjectivePrimaryTextBlock	The Ryan Labs Core Bond Fund (the “Core Bond Fund”) seeks total return, consisting of current income and capital appreciation.
Fees and expenses of the fund:	rr_ExpenseHeading	FEES AND EXPENSES
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Core Bond Fund.
Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Date Of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Mar. 31, 2017
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Core Bond Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Core Bond Fund’s performance. During the most recent fiscal period, ended November 30, 2015, the Core Bond Fund’s portfolio turnover rate was 161% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	161.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	“Total Annual Fund Operating Expenses” and “Total Annual Fund Operating Expenses After Fee Waivers and/or Expenses Reimbursement” will not correlate to the ratios of expenses to the average net assets in the Fund’s Financial Highlights, which reflect the operating expenses of the Fund and do not include “Acquired Fund Fees and Expenses.”
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Core Bond Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Core Bond Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, the operating expenses of the Core Bond Fund remain the same and the contractual agreement to limit expenses remains in effect only until March 31, 2017. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy, Narrative	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Core Bond Fund invests at least 80% of its assets (including the amount of any borrowings for investment purposes) in U.S. dollar-denominated investment-grade debt securities. The Core Bond Fund defines debt securities as debt securities issued by the U.S. Government and its agencies and instrumentalities; U.S dollar-denominated debt securities of foreign governments, including their agencies and instrumentalities, and foreign companies; debt securities issued by U.S. companies and other entities (such as the World Bank and the European Bank for Reconstruction and Development); asset-backed securities (including mortgage-backed securities); and derivatives and exchange traded funds ( “ ETFs ” ) that provide exposure to debt securities. “Investment grade” securities are securities that are rated at least Baa 3 by Moody’s Investor Service, Inc. (“Moody’s”) , BBB - by Standard & Poor’s Rating Services (“S&P”) or Fitch , Inc. (“Fitch”) or, if not rated, of equivalent quality in the Adviser’s opinion and may be any maturity or yield. Descriptions of the quality ratings of Moody’s, S&P, and Fitch are included as Appendix D to the Core Bond Fund’ s Statement of Additional Information (”SAI”). Debt securities are also known as fixed income securities.

In identifying investment opportunities and constructing the Core Bond Fund’s portfolio, the Adviser relies primarily on sector rotation (focusing investments on one or more sectors of the Barclays U.S. Aggregate Bond Index and making periodic changes to those sector investments as appropriate), issuer selection and yield-curve positioning (making investments that allow the Core Bond Fund to benefit from relative investing opportunities along the yield curve). The Adviser evaluates a security based on its potential to generate income and/or capital appreciation, the creditworthiness of the issuer and features of the security such as its interest rate, yield, maturity, call features, and value relative to other securities. The Adviser also considers local, national and global economic and market conditions, interest rate movements and other relevant factors in allocating the Core Bond Fund’s assets among issuers, industry sectors and maturities.

The Core Bond Fund will target an average portfolio duration that approximates the portfolio duration of the securities comprising the Barclays U.S. Aggregate Bond Index, as calculated by the Adviser, which as of December 31 , 201 5 was 5. 82 years. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates.

The Core Bond Fund’s investment in mortgage-backed and other asset-backed securities may include mortgage-backed securities issued or guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) or the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”) or issued or guaranteed by other issuers, including private companies. The Core Bond Fund may also invest in commercial mortgage-backed securities (CMBS). Mortgage-backed securities represent interests in, or are backed by, pools of mortgages from which payment of interest and principal (net of fees paid to the issuer or guarantor of the securities) are distributed to the holders of the mortgage-backed securities. Other types of asset-backed securities typically represent interests in, or are backed by, pools of receivables such as credit, automobile, student and home equity loans. Mortgage and other asset-backed securities can have a fixed or adjustable rate.

The Core Bond Fund will generally use derivatives to provide exposure to the debt securities discussed above in order to hedge certain market or interest rate risks, to provide a substitute for purchasing or selling particular securities or for speculative purposes to increase potential returns. The Core Bond Fund may purchase derivatives on established exchanges or through privately negotiated transactions referred to as over-the-counter (“OTC”) derivatives. These derivatives may include futures (including interest rate futures), swaps (including interest rate, credit default and total return swaps), and options.

In addition to directly investing in debt securities, the Core Bond Fund may indirectly invest in debt securities through investments in securities issued by other investment companies, including ETFs, that invest primarily in debt securities.

The Core Bond Fund may purchase securities issued by any size company or government entity. The Core Bond Fund may purchase securities of any maturity, duration or yield. The Core Bond Fund may invest in private placements and floating rate debt securities which have interest rates that adjust or “float” periodically. The Core Bond Fund may purchase securities on a when-issued, delayed delivery, or forward commitment basis.

The Core Bond Fund will generally sell a security if the Adviser believes that the security is overvalued relative to other securities available for purchase, there is a deterioration in the issuer’s financial circumstances or credit rating, or that other investments are more attractive, or for other reasons.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock

As with any mutual fund investment, there is a risk that you could lose money by investing in the Core Bond Fund. The success of the Core Bond Fund’s investment strategy depends largely upon the Adviser’s skill in selecting securities for purchase and sale by the Core Bond Fund and there is no assurance that the Core Bond Fund will achieve its investment objective. Because of the types of securities in which the Core Bond Fund invests and the investment techniques the Adviser uses, the Core Bond Fund is designed for investors who are investing for the long term:

Active Management Risk. Due to the active management of the Core Bond Fund by the Adviser, the Core Bond Fund could underperform its benchmark index and/or other funds with similar investment objectives and strategies.

Counterparty Risk. Counterparty risk is the risk that a counterparty to a derivative or other financial instrument held by the Core Bond Fund or by a special purpose or structured vehicle invested in by the Core Bond Fund may become insolvent or otherwise fail to perform its obligations. As a result, the Core Bond Fund may obtain no or limited recovery of its investment, and any recovery may be significantly delayed.

Credit Risk. Credit risk is the risk that the issuer or guarantor of a debt security (including corporate, government and mortgage-backed securities), or the counter-party to a derivative contract, will default or otherwise become unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, including as a result of bankruptcy. To the extent the Core Bond Fund invests in lower rated fixed income securities, the Core Bond Fund will be subject to a higher level of credit risk than a fund that invests only in the highest rated fixed income securities.

Corporate Debt Securities Risk. The Core Bond Fund's debt securities investments may include corporate debt securities. Corporate debt obligations purchased by the Core Bond Fund will principally be “investment grade” securities (those rated at least Baa 3 by Moody’s, BBB - by S&P or Fitch or, if not rated, of equivalent quality in the Adviser’s opinion) and may be any maturity or yield. The Core Bond Fund’s fixed income securities investments are subject to risks of non-payment of interest and principal, the risk that bond demand in the marketplace will decrease periodically, and the risk that ratings of the various credit services (and the Adviser’s independent assessments of the securities creditworthiness) are or may become inaccurate.

Derivatives Risk. Losses from derivative instruments may be substantial because a relatively small movement in the price of an underlying security, instrument, commodity or index may result in a substantial loss for the Core Bond Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility of the Core Bond Fund. Derivative investments will typically increase the Core Bond Fund’s exposure to principal risks to which the Core Bond Fund is otherwise exposed, and may expose the Core Bond Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk and/or liquidity risk.

Derivatives/Futures Contracts Risk. The loss that may be incurred in futures contracts may exceed the amount of the premium paid and may be potentially unlimited. Futures markets are highly volatile and the use of futures may increase the volatility of the Core Bond Fund’s net asset value (“NAV”). Additionally, as a result of the low collateral deposits normally involved in futures trading, a relatively small price movement in a futures contract may result in substantial losses to the Core Bond Fund. Futures contracts may be illiquid. Furthermore, exchanges may limit fluctuations in futures contract prices during a trading session by imposing a maximum permissible price movement on each futures contract. The Core Bond Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement on each futures contract. Futures transactions involve additional risks, including counterparty risk, hedging risk and pricing risk.

Derivatives/Options Risk. Options trading is a highly specialized activity that involves unique investment techniques and risks. The value of options can be highly volatile, and their use can result in loss if the Adviser is incorrect in its expectation of price fluctuations. Such options may also be illiquid, and in such cases, the Core Bond Fund may have difficulty closing out its position.

Derivatives/Swap Agreement Risk. Swap agreements can be either bilateral agreements traded over the counter or exchange-traded agreements. The Core Bond Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a counterparty. Swap agreements may be considered to be illiquid and increase the Core Bond Fund’s exposure to the credit risk of each counterparty.

Foreign Securities Risk. Investments in foreign securities involve risks that may be different from those of U.S. securities. Foreign securities may not be subject to uniform audit, financial reporting, or disclosure standards, practices, or requirements comparable to those found in the United States. Foreign securities are also subject to the risk of adverse changes in investment or exchange control regulations or currency exchange rates, expropriation or confiscatory taxation, limitations on the removal of funds or other assets, political or social instability and nationalization of companies or industries, and the imposition of economic and other sanctions against a particular foreign country, its nationals or industries or businesses within the country. In addition, the dividend and interest payable on certain of the Core Bond Fund’s foreign securities may be subject to foreign withholding taxes. Foreign securities also involve currency risk, which is the risk that the value of a foreign security will decrease due to changes in the relative value of the U.S. dollar and the security’s underlying foreign currency.

Foreign Government Debt Obligations. Investments in sovereign debt obligations involve special risks which are not present in corporate debt obligations. The foreign issuer of the sovereign debt or the foreign governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due, and the Core Bond Fund may have limited recourse in the event of a default. During periods of economic uncertainty, the market prices of sovereign debt, and the NAV of the Core Bond Fund, to the extent it invests in such securities, may be more volatile than prices of U.S. debt issuers. In the past, certain foreign countries have encountered difficulties in servicing their debt obligations, withheld payments of principal and interest and declared moratoria on the payment of principal and interest on their sovereign debt.

A sovereign debtor’s willingness or ability to repay principal and pay interest in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign currency reserves, the availability of sufficient foreign exchange, the relative size of the debt service burden, the sovereign debtor’s policy toward principal international lenders and local political constraints. Sovereign debtors may also be dependent on expected disbursements from foreign governments, multilateral agencies and other entities to reduce principal and interest arrearages on their debt. The commitment on the part of these governments, agencies and others to make such disbursements may be conditioned on the implementation of economic reforms and/or economic performance and the timely service of such debtor’s obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties’ commitments to lend funds to the governmental entity, which may further impair such debtor’s ability or willingness to timely service its debts. Consequently, governmental entities may default on their sovereign debt.

Holders of sovereign debt may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. In the event of a default by a governmental entity, there may be few or no effective legal remedies for collecting on such debt.

Industry Sector Risk. Industry sector risk is the possibility that securities within the same group of industries will decline in price due to sector-specific market or economic developments. If the Core Bond Fund invests more heavily in a particular sector, the value of its shares may be sensitive to factors and economic risks that specifically affect that sector.

Income Risk. A primary source of the Core Bond Fund’s current income will likely come from the receipt of interest payments from debt securities. An economic downturn or an increase in interest rates may have a negative or adverse effect on an issuer’s ability to timely make payments of principal and interest. If the issuer fails to make timely interest or principal payments, then the Core Bond Fund’s current income will be adversely affected and reduced.

Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. The price of a fixed income security is dependent upon interest rates. The share price and total return of the Core Bond Fund will vary in response to changes in interest rates. A rise in interest rates will generally cause the value of debt securities to decrease. The Core Bond Fund may be subject to greater risk of rising interest rates due to the current period of historically low interest rates. Interest rate changes may have different effects on the values of mortgage-related securities because of prepayment and extension risks.

Issuer Risk. Issuer risk is the risk that an issuer in which the Core Bond Fund invests or to which it has exposure may perform poorly, and the value of its securities may therefore decline, which would negatively affect the Core Bond Fund’s performance.

Liquidity Risk. Liquidity risk is the risk that the Core Bond Fund may not be able to sell a particular investment or close out a derivatives contract at an advantageous time or price. For example, if a fixed income security is downgraded or drops in price, the market demand may be limited, making that security difficult to sell. Additionally, the market for certain securities may become illiquid under adverse market or economic conditions.

Market Risk. Market risk is the risk that the value of the securities in the Core Bond Fund’s portfolio may decline due to daily fluctuations in the securities markets that are generally beyond the Adviser’s control, including fluctuation in interest rates, the quality of the Core Bond Fund’s investments, economic conditions and general bond market conditions.

Maturity Risk. Maturity risk is another factor that can affect the value of the Core Bond Fund’s debt security holdings. In general, but not in all cases, the longer the maturity of a debt security, the higher its yield and the greater its price sensitivity to changes in interest rates. Conversely, the shorter the maturity, the lower the yield but the greater the price stability. The Core Bond Fund will be subject to greater maturity risk to the extent it is invested in debt securities with longer maturities.

Mortgage and Other Asset-Backed Securities Risk. Mortgage and other-asset backed securities are subject to credit risk, interest rate risk, prepayment and extension risk. The value of any mortgage-backed and other asset-backed securities held by the Core Bond Fund may be affected by, among other things, changes or perceived changes in: interest rates, factors concerning the interests in and structure of the issuer or originator of the mortgages or other assets; the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements; or the market’s assessment of the quality of underlying assets. Payment of principal and interest on some mortgage-backed securities (but not the value of the securities themselves) may be guaranteed by the full faith and credit of a particular U.S. government agency, authority, enterprise or instrumentality, and some, but not all, are also insured or guaranteed by the U.S. government. Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage-insurance companies, mortgage bankers and other secondary market issuers) may entail greater risk than obligations guaranteed by the U.S. Government. Mortgage and other asset-backed securities are subject to prepayment risk, which is the possibility that the underlying mortgage or other asset may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Core Bond Fund to have to reinvest the money received in securities that have lower yields. Rising or high interest rates tend to extend the duration of mortgage- and other asset-backed securities, making their prices more volatile and more sensitive to changes in interest rates.

New Fund and Manager Risk. The Core Bond Fund was formed in 2014 and has a limited operating history. Accordingly, investors in the Core Bond Fund bear the risk that the Core Bond Fund may not be successful in implementing its investment strategy .

Prepayment and Extension Risk. Prepayment risk is the risk that a loan, bond or other debt security or investment might be called or otherwise converted, prepaid or redeemed before maturity and the Core Bond Fund may not be able to invest the proceeds in other investments providing as high a level of income, thereby resulting in a reduced yield to the Core Bond Fund. Extension risk is the risk that an investment might not be called as expected. If the Core Bond Fund’s investments are locked in at a lower interest rate for a longer period of time, the Adviser may be unable to capitalize on securities with higher interest rates or wider spreads.

Rule 144A Securities Risk. The Core Bond Fund may invest in privately placed “Rule 144A” securities that may be determined to be liquid in accordance with procedures adopted by the Board. However, an insufficient number of qualified institutional buyers interested in purchasing Rule 144A securities at a particular time could adversely affect the marketability of the securities and the Core Bond Fund might be unable to dispose of the securities promptly or at reasonable prices.

Small- and Mid-Capitalization Risk. Investments in small-cap and mid-cap companies often involve higher risks than large-cap companies because these companies may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. Small-cap and mid-cap companies also may not be widely followed by investors, which can lower the demand for their securities.

U.S. Government Obligations Risk. Securities issued by the U.S. government or its agencies are subject to risks related to the creditworthiness of the U.S. government. In addition, such securities may be not be backed by the “full faith and credit” of the U.S. government, but rather by a right to borrow from the U.S. government or the creditworthiness of the issuer itself. The value of any such securities may fluctuate with changes in credit ratings and market perceptions of the U.S. government and the issuers of the securities, as well as interest rates and other risks applicable to fixed income securities generally.

May Lose Money	rr_RiskLoseMoney	As with any mutual fund investment, there is a risk that you could lose money by investing in the Core Bond Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE SUMMARY
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The bar chart and table shown below provide some indication of the risks of investing in the Core Bond Fund by showing changes in the Fund’s performance from year to year and by showing how the Core Bond Fund’s average annual total returns for one year and since inception compared with those of a broad-based securities market index. How the Core Bond Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Core Bond Fund will perform in the future. Updated performance information, current through the most recent month end, is available by calling 1-866-561-3087 or by visiting www.ryanlabsfunds.com.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table shown below provide some indication of the risks of investing in the Core Bond Fund by showing changes in the Fund’s performance from year to year and by showing how the Core Bond Fund’s average annual total returns for one year and since inception compared with those of a broad-based securities market index.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	1-866-561-3087
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.ryanlabsfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	How the Core Bond Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Core Bond Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Returns
Bar Chart, Closing	rr_BarChartClosingTextBlock

The Core Bond Fund’s year-to-date return through December 31, 2015 is 0.07%.

Quarterly Returns During This Time Period

Highest:	2.08% (quarter ended March 31, 2015)
Lowest:	-1.91% (quarter ended June 30, 2015)

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Dec. 31, 2015
Year to Date Return	rr_BarChartYearToDateReturn	0.07%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest:
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2015
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	2.08%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest:
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.91%)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangwwwements, such as a 401(k) plan or an individual retirement account (IRA).
Performance Table Explains why after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.
Performance Table Closing	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangwwwements, such as a 401(k) plan or an individual retirement account (IRA). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.

Ryan Labs Core Bond Fund | Ryan Labs Core Bond Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RLCBX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.78%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[6]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.19%	[6]
Less Management Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.78%)	[7]
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.41%	[6]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 42
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	300
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	579
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	$ 1,374
2015	rr_AnnualReturn2015	0.07%
1 Year	rr_AverageAnnualReturnYear01	0.07%
Since Inception	rr_AverageAnnualReturnSinceInception	0.27%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 24, 2014
Ryan Labs Core Bond Fund | Return After Taxes on Distributions | Ryan Labs Core Bond Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.96%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.76%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 24, 2014
Ryan Labs Core Bond Fund | Return After Taxes on Distributions and Sale of Fund Shares | Ryan Labs Core Bond Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.05%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.25%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 24, 2014
Ryan Labs Core Bond Fund | Barclays U.S. Aggregate Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.55%
Since Inception	rr_AverageAnnualReturnSinceInception	0.71%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 24, 2014
Ryan Labs Long Credit Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	RISK/RETURN SUMMARY : RYAN LABS LONG CREDIT FUND
Investment objective:	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Investment objective	rr_ObjectivePrimaryTextBlock	The Ryan Labs Long Credit Fund (the “ Long Credit Fund”) seeks total return, consisting of current income and capital appreciation.
Fees and expenses of the fund:	rr_ExpenseHeading	FEES AND EXPENSES
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Long Credit Fund .
Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Date Of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Mar. 31, 2018
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Long Credit Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Long Credit Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Long Credit Fund ’s performance. During the most recent fiscal period, ended November 30, 2015, the Long Credit Fund’s portfolio turnover rate was 93% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	93.00%
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Long Credit Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Long Credit Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, the operating expenses of the Long Credit Fund remain the same and the contractual agreement to limit expenses remains in effect only until March 31, 2018. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy, Narrative	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Long Credit Fund invests at least 80% of its assets (including the amount of any borrowings for investment purposes) in U.S. dollar-denominated investment-grade debt securities. The Long Credit Fund defines debt securities as: debt securities issued by the U.S. government and its agencies and instrumentalities; U.S. dollar-denominated debt securities of foreign governments, including their agencies and instrumentalities, and foreign companies; debt securities issued by U.S. companies and other entities (such as the World Bank and the European Bank for Reconstruction and Development); and derivatives and exchange traded funds ( “ ETFs ” ) that provide exposure to debt securities. “Investment grade” securities are securities that are rated at least Baa3 by Moody’s Investor Service, Inc. (“Moody’s”), BBB- by Standard & Poor’s Rating Services (“S&P”) or Fitch, Inc. (“Fitch”) or, if not rated, of equivalent quality in the Adviser’s opinion and may be any maturity or yield. Descriptions of the quality ratings of Moody’s, S&P, and Fitch are included as Appendix D to the Long Credit Fund’s Statement of Additional Information (“SAI”). Debt securities are also known as fixed-income securities.

In identifying investment opportunities and constructing the Long Credit Fund ’s portfolio, the Adviser relies primarily on sector rotation (identifying investments in one or more sectors of the Barclays U.S. Long Credit Index and making periodic changes to those sector investments as appropriate), issuer selection and yield-curve positioning (making investments that allow the Long Credit Fund to benefit from relative investing opportunities along the yield curve). The Adviser evaluates a security based on its potential to generate income and/or capital appreciation, the creditworthiness of the issuer and features of the security such as its interest rate, yield, maturity, call features, and value relative to other securities. The Adviser also considers local, national and global economic and market conditions, interest rate movements and other relevant factors in allocating the Long Credit Fund ’s assets among issuers, industry sectors and maturities.

The Long Credit Fund will target an average portfolio duration that approximates the portfolio duration of the securities comprising the Barclays U.S. Long Credit Index, as calculated by the Adviser, which as of December 3 1 , 2015 was 1 3 . 1 3 years. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates.

The Long Credit Fund will generally use derivatives to provide exposure to the debt securities discussed above in order to hedge certain market or interest rate risks, to provide a substitute for purchasing or selling particular securities or for speculative purposes to increase potential returns. The Long Credit Fund may purchase derivatives on established exchanges or through privately negotiated transactions referred to as over-the-counter (“OTC”) derivatives. These derivatives may include futures (including interest rate futures), swaps (including interest rate, credit default and total return swaps) and options.

In addition to directly investing in debt securities, the Long Credit Fund may indirectly invest in debt securities through investments in securities issued by ETFs that invest primarily in debt securities.

The Long Credit Fund may purchase securities issued by any size company or government entity. The Long Credit Fund may purchase securities of any maturity, duration or yield. The Long Credit Fund may invest in private placements and floating rate debt securities which have interest rates that adjust or “float” periodically. The Long Credit Fund may purchase securities on a when-issued, delayed delivery or forward commitment basis.

The Long Credit Fund will generally sell a security if the Adviser believes that the security is overvalued relative to other securities available for purchase, there is a deterioration in the issuer’s financial circumstances or credit rating or that other investments are more attractive, or for other reasons.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock

As with any mutual fund investment, there is a risk that you could lose money by investing in the Long Credit Fund . The success of the Long Credit Fund ’s investment strategy depends largely upon the Adviser’s skill in selecting securities for purchase and sale by the Long Credit Fund and there is no assurance that the Long Credit Fund will achieve its investment objective. Because of the types of securities in which the Long Credit Fund invests and the investment techniques the Adviser uses, the Long Credit Fund is designed for investors who are investing for the long term:

Active Management Risk. Due to the active management of the Long Credit Fund by the Adviser, the Long Credit Fund could underperform its benchmark index and/or other funds with similar investment objectives and strategies.

Counterparty Risk. Counterparty risk is the risk that a counterparty to a derivative or other financial instrument held by the Long Credit Fund or by a special purpose or structured vehicle invested in by the Long Credit Fund may become insolvent or otherwise fail to perform its obligations. As a result, the Long Credit Fund may obtain no or limited recovery of its investment, and any recovery may be significantly delayed.

Credit Risk. Credit risk is the risk that the issuer or guarantor of a debt security (including corporate, government and mortgage-backed securities), or the counter-party to a derivative contract, will default or otherwise become unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, including as a result of bankruptcy. To the extent the Long Credit Fund invests in lower rated fixed income securities, the Long Credit Fund will be subject to a higher level of credit risk than a fund that invests only in the highest rated fixed income securities.

Corporate Debt Securities Risk. The Long Credit Fund 's debt securities investments may include corporate debt securities. Corporate debt obligations purchased by the Long Credit Fund will principally be “investment grade” securities (those rated at least Baa 3 by Moody’s, BBB - by S&P or Fitch or, if not rated, of equivalent quality in the Adviser’s opinion) and may be any maturity or yield. The Long Credit Fund ’s fixed income securities investments are subject to risks of non-payment of interest and principal, the risk that bond demand in the marketplace will decrease periodically, and the risk that ratings of the various credit services (and the Adviser’s independent assessments of the securities creditworthiness) are or may become inaccurate.

Derivatives Risk. Losses from derivative instruments may be substantial because a relatively small movement in the price of an underlying security, instrument, commodity or index may result in a substantial loss for the Long Credit Fund . In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility of the Long Credit Fund . Derivative investments will typically increase the Long Credit Fund ’s exposure to principal risks to which the Long Credit Fund is otherwise exposed, and may expose the Long Credit Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk and/or liquidity risk.

Derivatives/Futures Contracts Risk. The loss that may be incurred in futures contracts may exceed the amount of the premium paid and may be potentially unlimited. Futures markets are highly volatile and the use of futures may increase the volatility of the Long Credit Fund ’s net asset value (“NAV”). Additionally, as a result of the low collateral deposits normally involved in futures trading, a relatively small price movement in a futures contract may result in substantial losses to the Long Credit Fund . Futures contracts may be illiquid. Furthermore, exchanges may limit fluctuations in futures contract prices during a trading session by imposing a maximum permissible price movement on each futures contract. The Long Credit Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement on each futures contract. Futures transactions involve additional risks, including counterparty risk, hedging risk and pricing risk.

Derivatives/Options Risk. Options trading is a highly specialized activity that involves unique investment techniques and risks. The value of options can be highly volatile, and their use can result in loss if the Adviser is incorrect in its expectation of price fluctuations. Such options may also be illiquid, and in such cases, the Long Credit Fund may have difficulty closing out its position.

Derivatives/Swap Agreement Risk. Swap agreements can be either bilateral agreements traded over the counter or exchange-traded agreements. The Long Credit Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a counterparty. Swap agreements may be considered to be illiquid and increase the Long Credit Fund ’s exposure to the credit risk of each counterparty.

Foreign Securities Risk. Investments in foreign securities involve risks that may be different from those of U.S. securities. Foreign securities may not be subject to uniform audit, financial reporting, or disclosure standards, practices, or requirements comparable to those found in the United States. Foreign securities are also subject to the risk of adverse changes in investment or exchange control regulations or currency exchange rates, expropriation or confiscatory taxation, limitations on the removal of funds or other assets, political or social instability and nationalization of companies or industries, and the imposition of economic and other sanctions against a particular foreign country, its nationals or industries or businesses within the country. In addition, the dividend and interest payable on certain of the Long Credit Fund ’s foreign securities may be subject to foreign withholding taxes. Foreign securities also involve currency risk, which is the risk that the value of a foreign security will decrease due to changes in the relative value of the U.S. dollar and the security’s underlying foreign currency.

Foreign Government Debt Obligations. Investments in sovereign debt obligations involve special risks which are not present in corporate debt obligations. The foreign issuer of the sovereign debt or the foreign governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due, and the Long Credit Fund may have limited recourse in the event of a default. During periods of economic uncertainty, the market prices of sovereign debt, and the NAV of the Long Credit Fund , to the extent it invests in such securities, may be more volatile than prices of U.S. debt issuers. In the past, certain foreign countries have encountered difficulties in servicing their debt obligations, withheld payments of principal and interest and declared moratoria on the payment of principal and interest on their sovereign debt.

A sovereign debtor’s willingness or ability to repay principal and pay interest in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign currency reserves, the availability of sufficient foreign exchange, the relative size of the debt service burden, the sovereign debtor’s policy toward principal international lenders and local political constraints. Sovereign debtors may also be dependent on expected disbursements from foreign governments, multilateral agencies and other entities to reduce principal and interest arrearages on their debt. The commitment on the part of these governments, agencies and others to make such disbursements may be conditioned on the implementation of economic reforms and/or economic performance and the timely service of such debtor’s obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties’ commitments to lend funds to the governmental entity, which may further impair such debtor’s ability or willingness to timely service its debts. Consequently, governmental entities may default on their sovereign debt.

Holders of sovereign debt may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. In the event of a default by a governmental entity, there may be few or no effective legal remedies for collecting on such debt.

Industry Sector Risk. Industry sector risk is the possibility that securities within the same group of industries will decline in price due to sector-specific market or economic developments. If the Long Credit Fund invests more heavily in a particular sector, the value of its shares may be sensitive to factors and economic risks that specifically affect that sector.

Income Risk. A primary source of the Long Credit Fund ’s current income will likely come from the receipt of interest payments from debt securities. An economic downturn or an increase in interest rates may have a negative or adverse effect on an issuer’s ability to timely make payments of principal and interest. If the issuer fails to make timely interest or principal payments, then the Long Credit Fund ’s current income will be adversely affected and reduced.

Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. The price of a fixed income security is dependent upon interest rates. The share price and total return of the Long Credit Fund will vary in response to changes in interest rates. A rise in interest rates will generally cause the value of debt securities to decrease. Fixed income securities with longer maturities are generally more sensitive to interest rates than fixed income securities with shorter maturities. Consequently, the Long Credit Fund may be more sensitive to changes in interest rates to the extent the Long Credit Fund ’s portfolio includes significant amounts of fixed income securities with longer maturities. The Long Credit Fund may also be subject to greater risk of rising interest rates due to the current period of historically low interest rates.

Issuer Risk. Issuer risk is the risk that an issuer in which the Long Credit Fund invests or to which it has exposure may perform poorly, and the value of its securities may therefore decline, which would negatively affect the Long Credit Fund ’s performance.

Liquidity Risk. Liquidity risk is the risk that the Long Credit Fund may not be able to sell a particular investment or close out a derivatives contract at an advantageous time or price. For example, if a fixed income security is downgraded or drops in price, the market demand may be limited, making that security difficult to sell. Also, the market for many derivatives is, or suddenly can become, illiquid, making it difficult for the Long Credit Fund to sell such positions. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives. Additionally, the market for certain securities may become illiquid under adverse market or economic conditions.

Market Risk. Market risk is the risk that the value of the securities in the Long Credit Fund ’s portfolio may decline due to daily fluctuations in the securities markets that are generally beyond the Adviser’s control, including fluctuation in interest rates, the quality of the Long Credit Fund ’s investments, economic conditions and general bond market conditions.

Maturity Risk. Maturity risk is another factor that can affect the value of the Long Credit Fund ’s debt security holdings. In general, but not in all cases, the longer the maturity of a debt security, the higher its yield and the greater its price sensitivity to changes in interest rates. Conversely, the shorter the maturity, the lower the yield but the greater the price stability. The Long Credit Fund will be subject to greater maturity risk to the extent it is invested in debt securities with longer maturities.

New Fund Risk. The Long Credit Fund is new and has a limited operating history. Accordingly, investors in the Long Credit Fund bear the risk that the Long Credit Fund may not be successful in implementing its investment strategy .

Prepayment and Extension Risk. Prepayment risk is the risk that a loan, bond or other debt security or investment might be called or otherwise converted, prepaid or redeemed before maturity and the Long Credit Fund may not be able to invest the proceeds in other investments providing as high a level of income, thereby resulting in a reduced yield to the Long Credit Fund . Extension risk is the risk that an investment might not be called as expected. If the Long Credit Fund ’s investments are locked in at a lower interest rate for a longer period of time, the Adviser may be unable to capitalize on securities with higher interest rates or wider spreads.

Rule 144A Securities Risk. The Long Credit Fund may invest in privately placed “Rule 144A” securities that may be determined to be liquid in accordance with procedures adopted by the Board. However, an insufficient number of qualified institutional buyers interested in purchasing Rule 144A securities at a particular time could adversely affect the marketability of the securities and the Long Credit Fund might be unable to dispose of the securities promptly or at reasonable prices.

Small- and Mid-Capitalization Risk. Investments in small-cap and mid-cap companies often involve higher risks than large-cap companies because these companies may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. Small-cap and mid-cap companies also may not be widely followed by investors, which can lower the demand for their securities.

U.S. Government Obligations Risk. Securities issued by the U.S. government or its agencies are subject to risks related to the creditworthiness of the U.S. government. In addition, such securities may be not be backed by the “full faith and credit” of the U.S. government, but rather by a right to borrow from the U.S. government or the creditworthiness of the issuer itself. The value of any such securities may fluctuate with changes in credit ratings and market perceptions of the U.S. government and the issuers of the securities, as well as interest rates and other risks applicable to fixed income securities generally.

May Lose Money	rr_RiskLoseMoney	As with any mutual fund investment, there is a risk that you could lose money by investing in the Long Credit Fund .
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE SUMMARY
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The Long Credit Fund is new and therefore does not have a performance history for a full calendar year to report. Once the Long Credit Fund has returns for a full calendar year, this Prospectus will provide performance information that gives some indication of the risks of an investment in the Long Credit Fund by comparing the Long Credit Fund ’s performance with a broad measure of market performance. How the Long Credit Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Long Credit Fund will perform in the future. Updated performance information, current through the most recent month end, is available by calling 1-866-561-3087 or by visiting www.ryanlabsfunds.com.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	Once the Long Credit Fund has returns for a full calendar year, this Prospectus will provide performance information that gives some indication of the risks of an investment in the Long Credit Fund by comparing the Long Credit Fund ’s performance with a broad measure of market performance.
Performance, One Year or Less	rr_PerformanceOneYearOrLess	The Long Credit Fund is new and therefore does not have a performance history for a full calendar year to report.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	1-866-561-3087
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.ryanlabsfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	How the Long Credit Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Long Credit Fund will perform in the future.
Ryan Labs Long Credit Fund | Ryan Labs Long Credit Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RLLCX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.62%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.12%	[8]
Less Management Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.62%)	[9]
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.50%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 51
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	229
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	493
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	$ 1,248

[1]	"Total Annual Fund Operating Expenses" and "Total Annual Fund Operating Expenses After Fee Waivers and/or Expenses Reimbursement" will not correlate to the ratios of expenses to the average net assets in the Fund's Financial Highlights, which reflect the operating expenses of the Fund and do not include "Acquired Fund Fees and Expenses."
[2]	Galapagos Partners, L.P. (the "Adviser") has contractually agreed, until March 31, 2017, to reduce Management Fees and reimburse Other Expenses to the extent necessary to limit Total Annual Fund Operating Expenses (exclusive of brokerage costs, taxes, interest, costs to organize the Fund, Acquired Fund fees and expenses, extraordinary expenses such as litigation and merger or reorganization costs and other expenses not incurred in the ordinary course of the Fund's business , and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act") ) to an amount not exceeding 1.50% of the Fund's average daily net assets. Management Fee reductions and expense reimbursements by the Adviser are subject to repayment by the Fund for a period of 3 years after such fees and expenses were incurred, provided that the repayments do not cause Total Annual Fund Operating Expenses to exceed (i) the expense limitation then in effect, if any and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. Prior to March 31, 2017, this agreement may not be modified or terminated without the approval of the Board of Trustees (the "Board") . This agreement will terminate automatically if the Fund's investment advisory agreement with the Adviser is terminated.
[3]	Lyrical Asset Management LP (the "Adviser") has contractually agreed, until March 31, 2017, to reduce Management Fees and reimburse Other Expenses to the extent necessary to limit Total Annual Fund Operating Expenses (exclusive of brokerage costs, taxes, borrowing costs such as interest and dividend expenses on securities sold short, interest, A cquired F und fees and expenses, extraordinary expenses such as litigation and merger or reorganization costs and other expenses not incurred in the ordinary course of the Fund's business) to an amount not exceeding 1.70% and 1.45% of Investor Class shares' and Institutional Class shares', respectively, average daily net assets. Management Fee reductions and expense reimbursements by the Adviser are subject to repayment by the Fund for a period of 3 years after such fees and expenses were incurred, provided that the repayments do not cause Total Annual Fund Operating Expenses to exceed the foregoing expense limitation. Prior to March 31, 2017, this agreement may not be modified or terminated without the approval of the Board of Trustees (the "Board") . This agreement will terminate automatically if the Fund's investment advisory agreement with the Adviser is terminated.
[4]	"Total Annual Fund Operating Expenses" and "Total Annual Fund Operating Expenses After Fee Waivers and/or Expenses Reimbursement" will not correlate to the ratios of expenses to the average net assets in the Fund's Financial Highlights, which reflect the operating expenses of the Fund and do not include "Acquired Fund Fees and Expenses."
[5]	Lyrical Asset Management LP (the "Adviser") has contractually agreed, until March 31, 2017, to reduce Management Fees and reimburse Other Expenses to the extent necessary to limit Total Annual Fund Operating Expenses (exclusive of brokerage costs, taxes, borrowing costs such as interest and dividend expenses on securities sold short, interest, Acquired F und fees and expenses, extraordinary expenses such as litigation and merger or reorganization costs and other expenses not incurred in the ordinary course of the Fund's business) to an amount not exceeding 2.00% and 1.75% of Investor Class shares and Institutional Class shares, respectively, average daily net assets. Management Fee reductions and expense reimbursements by the Adviser are subject to repayment by the Fund for a period of 3 years after such fees and expenses were incurred, provided that the repayments do not cause Total Annual Fund Operating Expenses to exceed the foregoing expense limitation. Prior to March 31, 2017, this agreement may not be modified or terminated without the approval of the Board of Trustees (the "Board") . This agreement will terminate automatically if the Fund's investment advisory agreement with the Adviser is terminated.
[6]	"Total Annual Fund Operating Expenses" and "Total Annual Fund Operating Expenses After Fee Waivers and/or Expenses Reimbursement" will not correlate to the ratios of expenses to the average net assets in the Fund's Financial Highlights, which reflect the operating expenses of the Fund and do not include "Acquired Fund Fees and Expenses."
[7]	Ryan Labs Asset Management Inc. (the "Adviser") has contractually agreed, until March 31, 2017, to reduce Management Fees and reimburse Other Expenses to the extent necessary to limit Total Annual Fund Operating Expenses (exclusive of brokerage transaction costs and commissions; taxes; interest; costs related to any securities lending program; transaction charges and interest on borrowed money; Acquired Fund fees and expenses; distribution and/or shareholder servicing fees, including, without limitation, any amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act"); extraordinary expenses such as litigation and merger or reorganization costs; proxy solicitation and liquidation costs; indemnification payments to Core Bond Fund service providers, including, without limitation, the Adviser; other expenses not incurred in the ordinary course of the Core Bond Fund's business; and any other expenses the exclusion of which may from time to time be deemed appropriate as an excludable expense and specifically approved by the Trustees of the Trust) to an amount not exceeding 0.40% of the Core Bond Fund's average daily net assets. Management Fee reductions and expense reimbursements by the Adviser are subject to repayment by the Core Bond Fund for a period of 3 years after such fees and expenses were incurred, provided that the repayments do not cause Total Annual Fund Operating Expenses to exceed (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. Prior to March 31, 2017, this agreement may be modified or terminated only with the approval of the Board of Trustees (the "Board"). However, the Adviser reserves the right to terminate this agreement if the Board approves an increase in fees payable by the Core Bond Fund to its administrator, transfer agent of fund accounting agent during the term of the agreement. This agreement will terminate automatically as to the Core bond Fund if the Adviser is terminated as the investment adviser to the Fund.
[8]	The Long Credit Fund commended operation on November 13, 2015. "Total Annual Fund Operating Expenses" are based on operations through November 30, 2015.
[9]	Ryan Labs Asset Management Inc. (the "Adviser") has contractually agreed, until March 31, 2018, to reduce Management Fees and reimburse Other Expenses to the extent necessary to limit Total Annual Fund Operating Expenses (exclusive of brokerage transaction costs and commissions; taxes; interest; costs related to any securities lending program; transaction charges and interest on borrowed money; acquired fund fees and expenses; distribution and/or shareholder servicing fees, including, without limitation, any amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940 (the "1940 Act"); extraordinary expenses such as litigation and merger or reorganization costs; proxy solicitation and liquidation costs; indemnification payments to Long Credit Fund service providers, including, without limitation, the Adviser; other expenses not incurred in the ordinary course of the Long Credit Fund 's business; and any other expenses the exclusion of which may from time to time be deemed appropriate as an excludable expense and specifically approved by the Trustees of the Trust) to an amount not exceeding 0.50% of the Long Credit Fund 's average daily net assets. Management Fee reductions and expense reimbursements by the Adviser are subject to repayment by the Long Credit Fund for a period of 3 years after such fees and expenses were incurred, provided that the repayments do not cause Total Annual Fund Operating Expenses to exceed (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. Prior to March 31, 2018, this agreement may be modified or terminated only with the approval of the Board of Trustees (the "Board") . However, the Adviser may terminate this agreement if the Board approves an increase in fees payable by the Long Credit Fund to its administrator, transfer agent or fund accounting agent during the term of the agreement. This agreement will terminate automatically as to the Long Credit Fund if the Adviser is terminated as the investment adviser to the Fund.